Inventories - Summary of Inventories (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]
Classes of current inventories [abstract]
Raw materials and consumables	€ 1,399	€ 1,454
Finished goods and goods for resale	3,053	3,052
Total inventories	4,452	4,506
Provision for inventories	(288)	(205)
Total	€ 4,164	€ 4,301	[1]	€ 3,962

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.